Infrastructure, administration and general expenses (Tables)	6 Months Ended
Jun. 30, 2022
Expenses by nature [abstract]
Infrastructure, administration and general expenses

	Half year ended 30.06.22	Half year ended 30.06.21
Infrastructure costs	£m	£m
Property and equipment	744	709
Depreciation and amortisation	863	832
Lease payments	14	20
Impairment of property, equipment and intangible assets	21	304
Total infrastructure costs	1,642	1,865

Administration and general expenses
Consultancy, legal and professional fees	288	262
Marketing and advertising	206	163
Other administration and general expenses	551	508
Total administration and general expenses	1,045	933

Total infrastructure, administration and general expenses	2,687	2,798